Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt	Debt
Credit Facilities
Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2019, CNH Industrial’s available committed unsecured facilities expiring after twelve months amounted to $5.5 billion ($3.1 billion at December 31, 2018).
In March 2019, CNH Industrial signed a five-year committed revolving credit facility for €4 billion ($4.5 billion at March 31, 2019 exchange rate) due to mature in 2024 with two extension options of 1-year each, exercisable on the first and second anniversary of the signing date. The credit facility replaces the existing five-year €1.75 billion credit facility due to mature in 2021. The first 1-year option has been exercised and accepted by all lenders, the facility is now due to mature in March 2025. The €4 billion facility is guaranteed by the parent company with cross-guarantees from each of the borrowers (i.e., CNH Industrial Finance S.p.A., CNH Industrial Finance Europe S.A. and CNH Industrial Finance North America Inc.), includes typical provisions for contracts of this type and size, such as: customary covenants mainly relating to Industrial Activities including negative pledge, a status (or pari passu) covenant, restrictions on the incurrence of indebtedness by certain subsidiaries, customary events of default (some of which are subject to minimum thresholds and customary mitigants) including cross-default, failure to pay amounts due or to comply with certain provisions under the loan agreement, the occurrence of certain bankruptcy-related events and mandatory prepayment obligations upon a change in control of CNH Industrial or the borrower and a financial covenant (Net debt/EBITDA ratio relating to Industrial Activities) that is not applicable with the current ratings levels. The failure to comply with these provisions, in certain cases if not suitably remedied, can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2019, the Company was in compliance with all covenants in the revolving credit facility.
At December 31, 2019, Financial Services’ committed asset-backed facilities expiring after twelve months amounted to $4.1 billion ($3.9 billion at December 31, 2018), of which $3.0 billion at December 31, 2019 ($3.0 billion at December 31, 2018) were utilized.
Debt
A summary of issued bonds outstanding as of December 31, 2019, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	367	2.875%	September 27, 2021	413
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	84
CNH Industrial Finance Europe S.A. (1)	EUR	316	1.375%	May 23, 2022	355
CNH Industrial Finance Europe S.A. (1)	EUR	369	2.875%	May 17, 2023	414
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	730
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	112
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	562
CNH Industrial Finance Europe S.A. (1)	EUR	600	1.750%	March 25, 2027	674
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	56
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.625%	July 3, 2029	562
CNH Industrial Finance Europe S.A. (1)	EUR	50	2.200%	July 15, 2039	56
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(57)
Total Industrial Activities					$5,061
Financial Services
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital Australia Pty Ltd.	AUD	175	2.100%	December 12, 2022	123
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
Hedging effects, bond premium/discount, and unamortized issuance costs					26
Total Financial Services					$2,649
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange

A summary of total debt as of December 31, 2019 and 2018, is as follows:

	2019			2018
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$5,061	$2,649	$7,710	$4,888	$2,990	$7,878
Asset-backed debt	—	11,757	11,757	—	11,268	11,268
Other debt	165	5,222	5,387	323	4,976	5,299
Intersegment debt	1,332	1,120	—	1,136	1,202	—
Total Debt	$6,558	$20,748	$24,854	$6,347	$20,436	$24,445

The weighted-average interest rate on consolidated debt at December 31, 2019, and 2018 was 3.0% and 3.0%, respectively.
In March 2017, CNH Industrial Finance Europe S.A. issued as a private placement €75 million of notes at an annual fixed rate of 1.625% due in 2022 (the “1.625% CIFE Notes”) at an issue price of 99.407 percent of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion Global Medium Term Note Programme (subsequently converted into the Euro Medium Term Note Programme) guaranteed by CNH Industrial N.V.
In April 2017, CNH Industrial Capital LLC issued at par $500 million of notes at an annual fixed rate of 4.375% due in 2022.
In May 2017, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.375% due in 2022 (the “1.375% CIFE Notes”) at an issue price of 99.335 percent of their principal amount. The 1.375% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In September 2017, CNH Industrial Finance Europe S.A. issued €650 million of notes at an annual fixed rate of 1.750% due in 2025 (the “1.750% CIFE Notes”) at an issue price of 99.248 percent of their principal amount. The 1.750% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In September 2017, CNH Industrial Finance Europe S.A. repurchased a total of €800 million in principal amount of its 6.250% Notes due 2018 and its 2.750% Notes due 2019.
On October 24, 2017, Fitch Ratings assigned to CNH Industrial N.V. and CNH Industrial Capital LLC new investment grade long-term issuer default ratings of “BBB-”. This rating action and the S&P upgrade on June 15, 2017 made CNH Industrial’s securities eligible for the main investment grade indices in the U.S. market, which CNH Industrial believes has improved its access to funding at better rates.
In November 2017, CNH Industrial N.V. issued $500 million of notes at an annual fixed rate of 3.850% due 2027 with an issue price of 99.384%.
In August 2018, S&P Global Ratings raised its long-term issuer credit ratings on CNH Industrial N.V. and its subsidiary, CNH Industrial Capital LLC, to 'BBB' from 'BBB-'. The outlook is stable. Additionally, S&P Global Ratings raised the issue-level ratings on CNH Industrial N.V. and its industrial subsidiaries' debt, as well as the issue-level ratings on CNH Industrial Capital LLC's senior unsecured debt, to 'BBB' from 'BBB-'.
In August 2018, CNH Industrial Capital LLC refinanced an April 2018 maturity by issuing $500 million of notes at an annual fixed rate of 4.200% due in January 2024 with an issue price of 99.701 percent of their principal.
In September 2018 CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.875% due in 2026 (the “1.875% CIFE Notes”) at an issue price of 98.944 percent of their principal amount. The 1.875% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In December 2018, Moody's Investors Service ("Moody's") upgraded the senior unsecured ratings of CNH Industrial N.V. and its subsidiaries CNH Industrial Capital LLC and CNH Industrial Finance Europe S.A from Ba1 to Baa3. The outlook is stable.
In December 2018, in order to manage its liabilities, CNH Industrial Finance Europe S.A repurchased, through a public tender, an aggregate nominal amount of €268 million of the outstanding €700 million 2.875% Notes due September 27, 2021 issued under the EMTN.
In March 2019, CNH Industrial Finance Europe S.A. issued €600 million of notes at an annual fixed rate of 1.75% due in 2027, at an issue price of 98.597 percent of their principal amount. The 1.75% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In July 2019, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.625% notes due in 2029 (the “1.625% CIFE Notes”) at with an issue price of 98.926 percent of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In July 2019, CNH Industrial Finance Europe S.A. issued as a private placement €50 million of notes at an annual fixed rate of 2.200% due in 2039 (the “2.200% CIFE Notes”) at an issue price of 98.285 percent of their principal amount. The 2.200% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.
In December 2019, CNH Industrial Capital Australia Pty. Limited issued AUD175 million of notes at an annual fixed rate of 2.1% due in 2022 at an issue price of 99.899 percent of their principal amount.
In December 2019, in order to manage its liabilities, CNH Industrial Finance Europe S.A. repurchased, through a public tender, an aggregate nominal amount of €64 million of the 2.875% notes due September 27, 2021 issued under the EMTN; an aggregate nominal amount of €184 million of the 1.375% notes due May 23, 2022 issued under the EMTN, and an aggregate nominal amount of €131 million of the 2.875% notes due May 17, 2023 issued under the EMTN.
In July 2019, Fitch Ratings (“Fitch”) improved the outlook of CNH Industrial N.V. to positive from stable. Fitch also affirmed CNH Industrial N.V.’s and CNH Industrial Capital LLC’s long-term issuer default rating at “BBB-”.
With the purpose of further diversifying Financial Services’ funding structure, CNH Industrial Capital LLC has established a commercial paper program in the U.S. This program had an outstanding amount of $387 million at December 31, 2019. CNH Industrial Financial Services S.A. in Europe issues commercial paper under a program which had an outstanding amount of $105 million at December 31, 2019.
The bonds issued by the Group may contain commitments of the issuer, and in certain cases commitments of CNH Industrial N.V. in its capacity as guarantor, which are typical of international practice for bond issues of this type such as, in particular, negative pledge (in relation to quoted indebtedness), a status (or pari passu) covenant and cross default clauses. A breach of these commitments can lead to the early repayment of the applicable notes. The bonds guaranteed by CNH Industrial N.V. under the Euro Medium Term Note Programme (and its predecessor the Global Medium Term Note Programme), as well as the notes issued by CNH Industrial N.V., contain clauses which could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrading of CNH Industrial N.V.
Other debt consists primarily of borrowings from banks which are at various terms and rates. Included in Other debt of Financial Services is approximately $1.5 billion and $1.5 billion at December 31, 2019 and 2018, respectively, of funding provided by the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (BNDES). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery or commercial vehicles in accordance with the program.
A summary of the minimum annual repayments of debt as of December 31, 2019, for 2020 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2020	$34	$10,439	$10,473
2021	427	4,757	5,184
2022	458	2,372	2,830
2023	1,034	905	1,939
2024	4	987	991
2025 and thereafter	3,269	168	3,437
Intersegment	1,332	1,120	—
Total	$6,558	$20,748	$24,854

Please refer to “Note 15: Financial Instruments” for fair value information on debt.